Stockholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Schedule of Company Nonvested Series A and B of Common Stock

A summary of the Company’s nonvested shares (due to service based restrictions) as of March 31, 2024 and December 31, 2023, is presented below:

Non-Vested Shares	Number of Shares	Weighted Average Grant Date Fair Value
Balance - December 31, 2022	105,480	$0.56
Granted	826,384	2.31
Vested	(261,745)	2.69
Cancelled/forfeited	(384,278)	2.21
Balance - December 31, 2023	285,841	2.17
Granted	-	-
Vested	-	-
Cancelled/forfeited	-	-
Balance - March 31, 2024	285,841	$2.17

A summary of the Company’s nonvested shares (due to service based restrictions) as of December 31, 2023 and 2022, is presented below:

Non-Vested Shares	Number of Shares	Weighted Average Gant Date Fair Value
Balance - December 31, 2021	39,698	$3.27
Granted	120,850	5.04
Vested	(50,693)	21.52
Cancelled/Forfeited	(4,375)	16.00
Balance - December 31, 2022	105,480	0.56
Granted	826,384	2.31
Vested	(261,745)	2.69
Cancelled/Forfeited	(384,278)	2.21
Balance - December 31, 2023	285,841	$2.17

Next NRG Holding Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Company Nonvested Series A and B of Common Stock

The following is a summary of the Company’s non-vested Series A and B shares of common stock at March 31, 2024 and December 31, 2023, respectively:

		Weighted Average
Non-Vested Shares	Number of Shares	Grant Date Fair Value
Balance - December 31, 2023	-	$-
Granted	4,500,000	2.03
Vested	-	-
Cancelled/Forfeited	-	-
Balance - March 31, 2024	4,500,000	$2.03

Unrecognized Compensation	$8,944,688

Weighted average remaining period (years)	3.92

Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Classes of stock

The following represents the Company’s three (3) classes of stock:

March 31, 2024
	Shares Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Preferred Stock
Preferred Stock	50,000,000				$0.00001
Series X		1	1	1	$0.00001	A

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

A - Series X will have a number of votes at any time equal to all of the number of votes held by all other voting equity securities, plus one share. Currently, the Series X preferred stockholder controls the Company through their super voting rights.

December 31, 2023
	Shares Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-